Fair Value Measurements and Hierarchy - Liabilities of Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2021	$ 2,193	$ 0
Liability acquired as part of Business Combination		5,879
Change in fair value included in other expense	(604)	(3,686)
Balance at June 30, 2022	1,589	2,193
Derivative Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2021	60,018	0
Liability acquired as part of Business Combination		84,909
Change in fair value included in other expense	(50,240)	(24,891)
Balance at June 30, 2022	$ 9,778	$ 60,018